Financial assets and liabilities measured at fair value - Summary of Assets and Liabilities Measured at Fair Value (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unquoted debt securities not meeting the definition of equity instruments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	€ 63	€ 52	€ 61
Level 1
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	10,022	6,263	4,771
Total financial liabilities measured at fair value	0	0	99
Level 1 | CVRs issued in connection with the acquisition of Genzyme
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	99
Level 1 | Bayer contingent purchase consideration arising from the acquisition of Genzyme
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | MSD contingent consideration (European vaccines business)
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Other contingent consideration arising from business combinations
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Liabilities related to non-controlling interests
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 1 | Quoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	439	114	859
Level 1 | Unquoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Quoted debt securities
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	426	403	359
Level 1 | Unquoted debt securities not meeting the definition of equity instruments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Contingent consideration relating to divestments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Financial assets held to meet obligations under deferred compensation plans
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	454	442	364
Level 1 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 1 | Mutual fund investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	8,703	5,304	3,189
Level 2
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	82	225	183
Total financial liabilities measured at fair value	297	99	97
Level 2 | CVRs issued in connection with the acquisition of Genzyme
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Bayer contingent purchase consideration arising from the acquisition of Genzyme
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | MSD contingent consideration (European vaccines business)
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Other contingent consideration arising from business combinations
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Liabilities related to non-controlling interests
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 2 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	92	10	7
Level 2 | Current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	205	89	90
Level 2 | Quoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Unquoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Quoted debt securities
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Unquoted debt securities not meeting the definition of equity instruments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Contingent consideration relating to divestments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Financial assets held to meet obligations under deferred compensation plans
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 2 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	24	37	19
Level 2 | Current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	58	188	164
Level 2 | Mutual fund investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	695	834	631
Total financial liabilities measured at fair value	605	800	1,205
Level 3 | CVRs issued in connection with the acquisition of Genzyme
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 3 | Bayer contingent purchase consideration arising from the acquisition of Genzyme
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	104	156	472
Level 3 | MSD contingent consideration (European vaccines business)
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	312	385	410
Level 3 | Other contingent consideration arising from business combinations
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	189	259	301
Level 3 | Liabilities related to non-controlling interests
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	22
Level 3 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 3 | Current derivatives
Disclosure of information on income statement [line items]
Total financial liabilities measured at fair value	0	0	0
Level 3 | Quoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Unquoted equity investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	149	290	197
Level 3 | Quoted debt securities
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Unquoted debt securities not meeting the definition of equity instruments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	63	52	61
Level 3 | Contingent consideration relating to divestments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	483	492	373
Level 3 | Financial assets held to meet obligations under deferred compensation plans
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Non-current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Current derivatives
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	0	0	0
Level 3 | Mutual fund investments
Disclosure of information on income statement [line items]
Total financial assets measured at fair value	€ 0	€ 0	€ 0